Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]

The components of the Registrant’ income tax expense (benefit) have been recast to reflect the results from the Infrastructure Services and Energy Services Disposal Groups as discontinued operations and are as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
CenterPoint Energy - Continuing Operations
Current income tax expense:
Federal	$30	$77	$11
State	15	6	7
Total current expense	45	83	18
Deferred income tax expense (benefit):
Federal	55	(6)	(830)
State	(8)	78	34
Total deferred expense (benefit)	47	72	(796)
Total income tax expense (benefit)	$92	$155	$(778)
CenterPoint Energy - Discontinued Operations
Current income tax expense:
Federal	$18	$12	$21
State	6	3	2
Total current expense	24	15	23
Deferred income tax expense (benefit):
Federal	19	(19)	24
State	3	(5)	2
Total deferred expense (benefit)	22	(24)	26
Total income tax expense (benefit)	$46	$(9)	$49
Houston Electric
Current income tax expense:
Federal	$84	$109	$70
State	20	18	19
Total current expense	104	127	89
Deferred income tax benefit:
Federal	(24)	(38)	(98)
Total deferred benefit	(24)	(38)	(98)
Total income tax expense (benefit)	$80	$89	$(9)
CERC - Continuing Operations
Current income tax expense (benefit):
State	$5	$(3)	$(12)
Total current expense (benefit)	5	(3)	(12)
Deferred income tax expense (benefit):
Federal	26	9	(324)
State	(34)	25	22
Total deferred expense (benefit)	(8)	34	(302)
Total income tax expense (benefit)	$(3)	$31	$(314)

	Year Ended December 31,
	2019	2018	2017
	(in millions)
CERC - Discontinued Operations
Current income tax expense:
State	$2	$7	$13
Total current expense	2	7	13
Deferred income tax expense:
Federal	13	30	131
State	2	—	9
Total deferred expense	15	30	140
Total income tax expense	$17	$37	$153

Reconciliation of Expected Federal Income Tax Expense to Actual [Table Text Block]
A reconciliation of income tax expense (benefit) using the federal statutory income tax rate to the actual income tax expense and resulting effective income tax rate is as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
CenterPoint Energy - Continuing Operations (1) (2) (3)
Income before income taxes	$774	$551	$930
Federal statutory income tax rate	21%	21%	35%
Expected federal income tax expense	163	116	326
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	30	23	23
State valuation allowance, net of federal income tax	(4)	11	3
State law change, net of federal income tax	(21)	32	—
Federal income tax rate reduction	—	—	(1,113)
Excess deferred income tax amortization	(55)	(24)	—
Other, net	(21)	(3)	(17)
Total	(71)	39	(1,104)
Total income tax expense (benefit)	$92	$155	$(778)
Effective tax rate	12%	28%	(84)%
CenterPoint Energy - Discontinued Operations (4)
Income before income (loss) taxes	$155	$(37)	$133
Federal statutory income tax rate	21%	21%	35%
Expected federal income tax expense (benefit)	32	(8)	46
Increase (decrease) in tax expense resulting from:
State income tax expense (benefit), net of federal income tax	6	(1)	3
Goodwill impairment	8	—	—
Total	14	(1)	3
Total income tax expense (benefit)	$46	$(9)	$49
Effective tax rate	30%	24%	37%

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Houston Electric (5) (6) (7)
Income before income taxes	$436	$425	$424
Federal statutory income tax rate	21%	21%	35%
Expected federal income tax expense	92	89	148
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	16	14	12
Federal income tax rate reduction	—	—	(158)
Excess deferred income tax amortization	(21)	(9)	—
Other, net	(7)	(5)	(11)
Total	(12)	—	(157)
Total income tax expense (benefit)	$80	$89	$(9)
Effective tax rate	18%	21%	(2)%
CERC - Continuing Operations (8) (9) (10)
Income before income taxes	$186	$129	$186
Federal statutory income tax rate	21%	21%	35%
Expected federal income tax expense	39	27	65
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	(15)	5	3
State law change, net of federal income tax	(4)	—	—
State valuation allowance, net of federal income tax	(4)	11	3
Federal income tax rate reduction	—	—	(396)
Excess deferred income tax amortization	(18)	(15)	—
Tax basis balance sheet adjustment	—	—	11
Other, net	(1)	3	—
Total	(42)	4	(379)
Total income tax expense (benefit)	$(3)	$31	$(314)
Effective tax rate	(2)%	24%	(169)%
CERC - Discontinued Operations (11)
Income before income taxes	$40	$147	$398
Federal statutory income tax rate	21%	21%	35%
Expected federal income tax expense	8	31	140
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	3	7	14
Goodwill impairment	8	—	—
Other, net	(2)	(1)	(1)
Total	9	6	13
Total income tax expense (benefit)	$17	$37	$153
Effective tax rate	43%	25%	38%

(1)
Recognized a $55 million benefit for the amortization of the net regulatory EDIT liability as decreed by regulators in certain jurisdictions, a $21 million net benefit for the impact of state law changes that resulted in the remeasurement of state deferred taxes in those jurisdictions, and a $4 million net benefit for the reduction in valuation allowances on certain state net operating losses that are now expected to be realized.

(2)
Recognized a $32 million deferred tax expense due to state law changes that resulted in the remeasurement of state deferred taxes in those jurisdictions. Also recorded an additional $11 million valuation allowance on certain state net operating loss deferred tax assets that are no longer expected to be utilized prior to expiration after the Internal Spin. These items are partially offset by $24 million of amortization of the net regulatory EDIT liability as decreed by regulators in certain jurisdictions beginning in 2018.

(3)
Recognized a $1.1 billion deferred tax benefit from the remeasurement of CenterPoint Energy’s ADFIT liability as a result of the enactment of the TCJA on December 22, 2017, which reduced the U.S. corporate income tax rate from 35% to 21%.

(4)	Recognized an $8 million deferred tax expense for the non-deductible portion of the goodwill impairment on the Energy Services Disposal Group.

(5)	Recognized $21 million of amortization of the net regulatory EDIT liability as decreed by regulators in certain jurisdictions.

(6)	Recognized $9 million of amortization of the net regulatory EDIT liability as decreed by regulators in certain jurisdictions beginning in 2018.

(7)
Recognized a $158 million deferred tax benefit from the remeasurement of Houston Electric’s ADFIT liability as a result of the enactment of the TCJA on December 22, 2017, which reduced the U.S. corporate income tax rate from 35% to 21%.

(8)
Recognized a $18 million benefit for the amortization of the net regulatory EDIT liability as decreed by regulators in certain jurisdictions, a $4 million net benefit for the impact of state law changes that resulted in the remeasurement of state deferred taxes in those jurisdictions and a $4 million net benefit for the reduction in valuation allowances on certain state net operating losses that are now expected to be realized.

(9)
Recorded an additional $11 million valuation allowance on certain state net operating loss deferred tax assets that are no longer expected to be utilized prior to expiration after the Internal Spin. This item was offset by $15 million of amortization of the net regulatory EDIT liability in certain jurisdictions as decreed by regulators beginning in 2018.

(10)
Recognized a $396 million deferred tax benefit from the remeasurement of CERC’s ADFIT liability as a result of the enactment of the TCJA on December 22, 2017, which reduced the U.S. corporate income tax rate from 35% to 21%. ASC 740 requires tax impacts of changes in tax laws or rates be reported in continuing operations. Therefore, CERC’s federal income tax benefit generated by the remeasurement of the ADFIT liability for its investment in Enable is reported in continuing operations on CERC’s Statements of Consolidated Income.

(11)	Recognized an $8 million deferred tax expense for the non-deductible portion of the goodwill impairment on the Energy Services Disposal Group.

Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities were as follows:

	December 31,
	2019	2018
	(in millions)
CenterPoint Energy
Deferred tax assets:
Benefits and compensation	$152	$160
Regulatory liabilities	447	356
Loss and credit carryforwards	111	84
Asset retirement obligations	89	62
Indexed debt securities derivative	34	—
Other	40	29
Valuation allowance	(25)	(18)
Total deferred tax assets	848	673
Deferred tax liabilities:
Property, plant and equipment	2,656	1,894
Investment in unconsolidated affiliates	1,010	987
Regulatory assets	344	395
Investment in marketable securities and indexed debt	586	478
Indexed debt securities derivative	—	27
Other	180	131
Total deferred tax liabilities	4,776	3,912
Net deferred tax liabilities	$3,928	$3,239
Houston Electric
Deferred tax assets:
Regulatory liabilities	$195	$205
Benefits and compensation	14	17
Asset retirement obligations	9	7
Other	7	12
Total deferred tax assets	225	241
Deferred tax liabilities:
Property, plant and equipment	1,129	1,087
Regulatory assets	126	177
Total deferred tax liabilities	1,255	1,264
Net deferred tax liabilities	$1,030	$1,023
CERC
Deferred tax assets:
Benefits and compensation	$24	$27
Regulatory liabilities	144	150
Loss and credit carryforwards	183	259
Asset retirement obligations	80	54
Other	23	20
Valuation allowance	(15)	(18)
Total deferred tax assets	439	492
Deferred tax liabilities:
Property, plant and equipment	821	773
Regulatory assets	45	41
Other	43	84
Total deferred tax liabilities	909	898
Net deferred tax liabilities	$470	$406

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of CenterPoint Energy’s beginning and ending balance of unrecognized tax benefits, excluding interest and penalties, for 2019 is as follows:

Year Ended December 31, 2019
(in millions)
Balance, beginning of year	$—
Unrecognized tax benefits assumed through the Merger	9
Decreases related to tax positions of prior years	(1)
Balance, end of year	$8